BORROWINGS - Non-recourse Borrowings (Details) ¥ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, ₨ in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 BRL (R$)
Q1 2023, US, Distributed generation, 0.0703, Financing, 2026
Disclosure of detailed information about borrowings [line items]
Average Interest rate	7.03%	7.03%	7.03%	7.03%	7.03%	7.03%
Carrying value	$ 100
Q1 2023, China, Wind, 0.044, Financing, 2040
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 141			¥ 971
Q1 2023, China, Wind, 0.046, Financing, 2030
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Carrying value	$ 29			¥ 200
Q1 2023, China, Wind, 0.046, Financing, 2039
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Carrying value	$ 10			¥ 70
Q1 2023, China, Wind, 0.044, Financing, 2039
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Carrying value	$ 14			¥ 97
Q2 2023, India, Solar, MCLR, Financing, 2043
Disclosure of detailed information about borrowings [line items]
Carrying value	123				₨ 10.0
Q2 2023, Brazil, Wind, CDI, Financing, 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 93					R$ 450
Q2 2023, Canada, Hydroelectric, 0.0619, Financing, 2045
Disclosure of detailed information about borrowings [line items]
Average Interest rate	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%
Carrying value	$ 22	$ 30
Q2 2023, US, Solar, 0.0662115, Financing, 2058 - 2060
Disclosure of detailed information about borrowings [line items]
Average Interest rate	6.62%	6.62%	6.62%	6.62%	6.62%	6.62%
Carrying value	$ 45
Q2 2023, US, Wind, SOFR, Refinancing, 2033
Disclosure of detailed information about borrowings [line items]
Carrying value	311
Q3 2023, Brazil, Wind, CDI, Financing, 2047
Disclosure of detailed information about borrowings [line items]
Carrying value	60					R$ 300
Q3 2023, Canada, Solar, CDOR, Financing, 2038
Disclosure of detailed information about borrowings [line items]
Carrying value	23	$ 34
Q3 2023, US, Wind, SOFR, Financing, 2026
Disclosure of detailed information about borrowings [line items]
Carrying value	175
Q3 2023, China, Wind, PBOC, Financing, 2040
Disclosure of detailed information about borrowings [line items]
Carrying value	37			¥ 273
Q3 2023, Colombia, Hydro, IBR, Financing, 2033
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 169		$ 687,000
Q4 2023, China, Wind, 0.05, Financing, 2039
Disclosure of detailed information about borrowings [line items]
Average Interest rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Carrying value	$ 203			¥ 1,500
Q4 2023, China, Wind, 0.042, Financing, 2041
Disclosure of detailed information about borrowings [line items]
Average Interest rate	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%
Carrying value	$ 42			¥ 298
Q4 2023, India, Solar, 0.088, Financing, 2043
Disclosure of detailed information about borrowings [line items]
Average Interest rate	8.80%	8.80%	8.80%	8.80%	8.80%	8.80%
Carrying value	$ 90				₨ 7.4
Q4 2023, Brazil, Hydro, 0.0772, Refinancing, 2024
Disclosure of detailed information about borrowings [line items]
Average Interest rate	7.72%	7.72%	7.72%	7.72%	7.72%	7.72%
Carrying value	$ 164					R$ 800
Q4 2023, US, Hydro, 0.0616, Refinancing, 2032
Disclosure of detailed information about borrowings [line items]
Average Interest rate	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%
Carrying value	$ 80
Q4 2023, US, Hydro, 0.0775, Refinancing, 2033
Disclosure of detailed information about borrowings [line items]
Average Interest rate	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Carrying value	$ 125
Q4 2023, US, Wind, SOFR, Financing, 2034
Disclosure of detailed information about borrowings [line items]
Carrying value	52
Q4 2023, US, Wind, SOFR, Financing, 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	140
Q4 2023, US, Distributed generation, SOFR, Financing, 2024, 1
Disclosure of detailed information about borrowings [line items]
Carrying value	39
Q4 2023, US, Solar, SOFR, Financing, 2028
Disclosure of detailed information about borrowings [line items]
Carrying value	48
Q4 2023, US, Distributed generation, SOFR, Financing, 2024, 2
Disclosure of detailed information about borrowings [line items]
Carrying value	61
Q4 2023, US, Various, SOFR, Financing, 2025
Disclosure of detailed information about borrowings [line items]
Carrying value	200
Q4 2023, US, Various, SOFR, Financing, 2028
Disclosure of detailed information about borrowings [line items]
Carrying value	600
Q4 2023, Colombia, Hydro, IBR, Financing, 2033
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 25		$ 100,000